Average Annual Total Returns - Class I N Shares - TM Small Cap Multi-Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	15.06%	9.49%	6.89%	Feb. 11, 2015	14.89%	8.97%	6.43%	9.03%	7.43%	5.35%	14.84%	9.22%	6.64%	Feb. 11, 2015	15.23%	9.60%	7.00%	Feb. 11, 2015	19.96%	13.26%	10.33%